Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 204,346,484.10
Total Fee Amount	28,220.25
Total Offset Amount	0.00
Net Fee	$ 28,220.25
Offering Table N/A
Offset Table N/A	N/A